Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001013881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 21, 2011
Prospectus Date	rr_ProspectusDate	Oct 20, 2011

Nuveen Conservative Allocation Fund
Nuveen Conservative Allocation Fund
Investment Objective
The investment objective of the fund is to provide attractive long-term total return with a conservative risk profile.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 21 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 23 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-40 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Conservative Allocation Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Conservative Allocation Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.38%	0.38%	0.38%	0.37%	0.38%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.50%	2.25%	2.25%	1.74%	1.25%
Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.15%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.34%	2.09%	2.09%	1.59%	1.09%
[1]	The fund's investment adviser has agreed to waive fees and reimburse expenses through October 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Acquired Fund Fees and Expenses, and extraordinary expenses) do not exceed 0.37% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation until October 31, 2012, and thereafter are at the level reflected in the table above before fee waivers and expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Conservative Allocation Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	704	612	212	162	111
3 Years	1,007	988	688	533	381
5 Years	1,332	1,290	1,190	930	671
10 Years	2,250	2,384	2,573	2,039	1,497

No Redemption
Expense Example, No Redemption - Nuveen Conservative Allocation Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	704	212	212	162	111
3 Years	1,007	688	688	533	381
5 Years	1,332	1,190	1,190	930	671
10 Years	2,250	2,384	2,573	2,039	1,497

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds (as defined below). An Underlying Fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

The fund is a "fund of funds" that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the "Underlying Funds"). The fund's assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund has a strategic allocation between equity and fixed income investments that correlates with the fund's risk profile. The fund's sub-adviser adjusts portfolio allocations from time to time consistent with the fund's risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Principal Risks

Because the fund's assets are invested primarily in shares of the Underlying Funds, the fund's investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund's expenses, but also the fund's proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities ("Equity Funds"), those risks typically associated with Underlying Funds that invest in fixed income securities ("Fixed Income Funds") and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—If interest rates rise, the prices of bonds held by an Underlying Fund will fall.

Credit Risk—Credit risk is the risk that an issuer of a bond owned by an Underlying Fund may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability to make such payments; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling
(800) 257-8787.

Effective July 7, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current "fund of funds" structure, and (c) changed its sub-adviser. Therefore, the fund's total returns for periods prior to July 7, 2008, are not indicative of the performance that the fund, as currently managed, would have generated for those periods.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -5.07%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 11.95% and -8.96%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The 5 and 10 year returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Conservative Allocation Fund	1 Year	5 Year	10 Year
Class A	5.32%	3.45%	2.87%
Class A (return after taxes on distributions)	4.33%	2.74%	2.39%
Class A (return after taxes on distributions and sale of fund shares)	3.52%	2.80%	2.45%
Class B	6.88%	3.72%	2.86%
Class C	10.89%	3.90%	2.70%
Class R3	11.41%	4.42%	3.22%
Class I	12.01%	4.95%	3.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Conservative Allocation Composite (reflects no deduction for fees, expenses or taxes)	9.90%	4.67%	4.32%
Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.56%	5.80%	5.84%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%
Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)	9.65%	3.92%	3.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 20, 2011
Nuveen Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,250
Annual Return 2001	rr_AnnualReturn2001	(2.84%)	[4]
Annual Return 2002	rr_AnnualReturn2002	(9.94%)	[4]
Annual Return 2003	rr_AnnualReturn2003	13.70%	[4]
Annual Return 2004	rr_AnnualReturn2004	6.26%	[4]
Annual Return 2005	rr_AnnualReturn2005	5.89%	[4]
Annual Return 2006	rr_AnnualReturn2006	10.43%	[4]
Annual Return 2007	rr_AnnualReturn2007	3.35%	[4]
Annual Return 2008	rr_AnnualReturn2008	(19.39%)	[4]
Annual Return 2009	rr_AnnualReturn2009	22.33%	[4]
Annual Return 2010	rr_AnnualReturn2010	11.73%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Year	rr_AverageAnnualReturnYear05	3.45%
10 Year	rr_AverageAnnualReturnYear10	2.87%
Nuveen Conservative Allocation Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Year	rr_AverageAnnualReturnYear05	2.74%
10 Year	rr_AverageAnnualReturnYear10	2.39%
Nuveen Conservative Allocation Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Year	rr_AverageAnnualReturnYear05	2.80%
10 Year	rr_AverageAnnualReturnYear10	2.45%
Nuveen Conservative Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	612
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,290
10 Years	rr_ExpenseExampleYear10	2,384
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,384
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Year	rr_AverageAnnualReturnYear05	3.72%
10 Year	rr_AverageAnnualReturnYear10	2.86%
Nuveen Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	2,573
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,573
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Year	rr_AverageAnnualReturnYear05	3.90%
10 Year	rr_AverageAnnualReturnYear10	2.70%
Nuveen Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Year	rr_AverageAnnualReturnYear05	4.42%
10 Year	rr_AverageAnnualReturnYear10	3.22%
Nuveen Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	671
10 Years	rr_ExpenseExampleYear10	1,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	671
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,497
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Year	rr_AverageAnnualReturnYear05	4.95%
10 Year	rr_AverageAnnualReturnYear10	3.74%
Nuveen Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide attractive long-term total return with a conservative risk profile.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 21 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 23 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-40 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds (as defined below). An Underlying Fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation until October 31, 2012, and thereafter are at the level reflected in the table above before fee waivers and expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds" that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the "Underlying Funds"). The fund's assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund has a strategic allocation between equity and fixed income investments that correlates with the fund's risk profile. The fund's sub-adviser adjusts portfolio allocations from time to time consistent with the fund's risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the fund's assets are invested primarily in shares of the Underlying Funds, the fund's investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund's expenses, but also the fund's proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities ("Equity Funds"), those risks typically associated with Underlying Funds that invest in fixed income securities ("Fixed Income Funds") and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—If interest rates rise, the prices of bonds held by an Underlying Fund will fall.

Credit Risk—Credit risk is the risk that an issuer of a bond owned by an Underlying Fund may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability to make such payments; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling
(800) 257-8787.

Effective July 7, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current "fund of funds" structure, and (c) changed its sub-adviser. Therefore, the fund's total returns for periods prior to July 7, 2008, are not indicative of the performance that the fund, as currently managed, would have generated for those periods.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 11.95% and -8.96%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The 5 and 10 year returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Conservative Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
Nuveen Conservative Allocation Fund | Conservative Allocation Composite (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Year	rr_AverageAnnualReturnYear05	4.67%
10 Year	rr_AverageAnnualReturnYear10	4.32%
Nuveen Conservative Allocation Fund | Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
Nuveen Conservative Allocation Fund | Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Year	rr_AverageAnnualReturnYear05	2.30%
10 Year	rr_AverageAnnualReturnYear10	2.26%
Nuveen Conservative Allocation Fund | Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Year	rr_AverageAnnualReturnYear05	3.92%
10 Year	rr_AverageAnnualReturnYear10	3.85%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and reimburse expenses through October 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Acquired Fund Fees and Expenses, and extraordinary expenses) do not exceed 0.37% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -5.07%.

Nuveen Moderate Allocation Fund
Nuveen Moderate Allocation Fund
Investment Objective
The investment objective of the fund is to provide attractive long-term total return with a moderate risk profile.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 21 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 23 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-40 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Moderate Allocation Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Moderate Allocation Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.42%	0.41%	0.42%	0.41%	0.41%
Acquired Fund Fees and Expenses		0.79%	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses		1.61%	2.35%	2.36%	1.85%	1.35%
Fee Waivers and Expense Reimbursements	[1]	(0.28%)	(0.27%)	(0.28%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.33%	2.08%	2.08%	1.58%	1.08%
[1]	The fund's investment adviser has agreed to waive fees and reimburse expenses through October 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Acquired Fund Fees and Expenses, and extraordinary expenses) do not exceed 0.29% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation until October 31, 2012, and thereafter are at the level reflected in the table above before fee waivers and expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Moderate Allocation Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	703	611	211	161	110
3 Years	1,028	1,008	710	556	401
5 Years	1,376	1,331	1,235	976	714
10 Years	2,354	2,481	2,675	2,147	1,600

No Redemption
Expense Example, No Redemption - Nuveen Moderate Allocation Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	703	211	211	161	110
3 Years	1,028	708	710	556	401
5 Years	1,376	1,231	1,235	976	714
10 Years	2,354	2,481	2,675	2,147	1,600

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds (as defined below). An Underlying Fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The fund is a "fund of funds" that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the "Underlying Funds"). The fund's assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund has a strategic allocation between equity and fixed income investments that correlates with the fund's risk profile. The fund's sub-adviser adjusts portfolio allocations from time to time consistent with the fund's risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Principal Risks

Because the fund's assets are invested primarily in shares of the Underlying Funds, the fund's investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund's expenses, but also the fund's proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities ("Equity Funds"), those risks typically associated with Underlying Funds that invest in fixed income securities ("Fixed Income Funds") and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—If interest rates rise, the prices of bonds held by an Underlying Fund will fall.

Credit Risk—Credit risk is the risk that an issuer of a bond owned by an Underlying Fund may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability to make such payments; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current "fund of funds" structure, and (c) changed its sub-adviser. Therefore, the fund's total returns for periods prior to August 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated for those periods.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -8.88%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.24% and -12.71%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The 5 and 10 year returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Moderate Allocation Fund	1 Year	5 Year	10 Year
Class A	7.23%	4.35%	3.80%
Class A (return after taxes on distributions)	6.51%	2.98%	2.64%
Class A (return after taxes on distributions and sale of fund shares)	4.75%	3.18%	2.75%
Class B	8.85%	4.62%	3.79%
Class C	12.79%	4.78%	3.62%
Class R3	13.17%	5.27%	4.12%
Class I	13.96%	5.84%	4.66%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Moderate Allocation Composite (reflects no deduction for fees, expenses or taxes)	11.53%	4.02%	3.49%
Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.56%	5.80%	5.84%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%
Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)	11.37%	3.57%	3.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 20, 2011
Nuveen Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,028
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	2,354
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,028
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,376
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,354
Annual Return 2001	rr_AnnualReturn2001	0.63%	[4]
Annual Return 2002	rr_AnnualReturn2002	(13.65%)	[4]
Annual Return 2003	rr_AnnualReturn2003	17.75%	[4]
Annual Return 2004	rr_AnnualReturn2004	7.59%	[4]
Annual Return 2005	rr_AnnualReturn2005	6.56%	[4]
Annual Return 2006	rr_AnnualReturn2006	12.71%	[4]
Annual Return 2007	rr_AnnualReturn2007	6.44%	[4]
Annual Return 2008	rr_AnnualReturn2008	(25.75%)	[4]
Annual Return 2009	rr_AnnualReturn2009	29.54%	[4]
Annual Return 2010	rr_AnnualReturn2010	13.77%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Year	rr_AverageAnnualReturnYear05	4.35%
10 Year	rr_AverageAnnualReturnYear10	3.80%
Nuveen Moderate Allocation Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Year	rr_AverageAnnualReturnYear05	2.98%
10 Year	rr_AverageAnnualReturnYear10	2.64%
Nuveen Moderate Allocation Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Year	rr_AverageAnnualReturnYear05	3.18%
10 Year	rr_AverageAnnualReturnYear10	2.75%
Nuveen Moderate Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	611
3 Years	rr_ExpenseExampleYear03	1,008
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,481
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	708
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,231
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,481
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Year	rr_AverageAnnualReturnYear05	4.62%
10 Year	rr_AverageAnnualReturnYear10	3.79%
Nuveen Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	710
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,675
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	710
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,675
1 Year	rr_AverageAnnualReturnYear01	12.79%
5 Year	rr_AverageAnnualReturnYear05	4.78%
10 Year	rr_AverageAnnualReturnYear10	3.62%
Nuveen Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	2,147
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	556
5 Years	rr_ExpenseExampleNoRedemptionYear05	976
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,147
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Year	rr_AverageAnnualReturnYear05	5.27%
10 Year	rr_AverageAnnualReturnYear10	4.12%
Nuveen Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	714
10 Years	rr_ExpenseExampleYear10	1,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	401
5 Years	rr_ExpenseExampleNoRedemptionYear05	714
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,600
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Year	rr_AverageAnnualReturnYear05	5.84%
10 Year	rr_AverageAnnualReturnYear10	4.66%
Nuveen Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Moderate Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide attractive long-term total return with a moderate risk profile.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 21 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 23 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-40 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds (as defined below). An Underlying Fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation until October 31, 2012, and thereafter are at the level reflected in the table above before fee waivers and expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds" that primarily invests in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the "Underlying Funds"). The fund's assets are allocated among broad asset classes through investment in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund has a strategic allocation between equity and fixed income investments that correlates with the fund's risk profile. The fund's sub-adviser adjusts portfolio allocations from time to time consistent with the fund's risk profile in its effort to produce performance consistent with its investment objective. The fund primarily invests in Underlying Funds within the Nuveen family of funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the fund's assets are invested primarily in shares of the Underlying Funds, the fund's investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund's expenses, but also the fund's proportional share of the expenses of the Underlying Funds. In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities ("Equity Funds"), those risks typically associated with Underlying Funds that invest in fixed income securities ("Fixed Income Funds") and those risks generally associated with both types of Underlying Funds.

Equity Funds

Equity Market Risk—The market values of equity securities owned by the Underlying Fund may decline, at times sharply and unpredictably.

Fixed Income Funds

Bond Market Risk—The market values of bonds owned by an Underlying Fund may decline, at times sharply and unpredictably. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—If interest rates rise, the prices of bonds held by an Underlying Fund will fall.

Credit Risk—Credit risk is the risk that an issuer of a bond owned by an Underlying Fund may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer's ability to make such payments; lower-quality bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current "fund of funds" structure, and (c) changed its sub-adviser. Therefore, the fund's total returns for periods prior to August 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated for those periods.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.24% and -12.71%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The 5 and 10 year returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Moderate Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
Nuveen Moderate Allocation Fund | Moderate Allocation Composite (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Year	rr_AverageAnnualReturnYear05	4.02%
10 Year	rr_AverageAnnualReturnYear10	3.49%
Nuveen Moderate Allocation Fund | Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
Nuveen Moderate Allocation Fund | Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Year	rr_AverageAnnualReturnYear05	2.30%
10 Year	rr_AverageAnnualReturnYear10	2.26%
Nuveen Moderate Allocation Fund | Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Year	rr_AverageAnnualReturnYear05	3.57%
10 Year	rr_AverageAnnualReturnYear10	3.54%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and reimburse expenses through October 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Acquired Fund Fees and Expenses, and extraordinary expenses) do not exceed 0.29% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -8.88%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 20, 2011